Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the "Trust")

State Street Global Equity ex-U.S. Index Fund

(the "Fund")

Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)

SUPPLEMENT DATED JUNE 6, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (the "SAI")

EACH DATED APRIL 30, 2018

Effective June 7, 2018 (the "Effective Date"), the contractual operating expense waiver for the Fund will be reduced, through April 30, 2020, from 0.10% to 0.015% of the Fund's average daily net assets on an annual basis.

Accordingly, on the Effective Date, the Prospectus is revised as follows:

The sub-sections within the Fund Summary entitled "Annual Fund Operating Expenses" on page 14 of the Prospectus and "Expenses" on page 15 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.060%	0.060%	0.060%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	0.367%	0.367%	0.167%
Total Annual Fund Operating Expenses	0.677%	0.427%	0.227%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.162)%	(0.162)%	(0.162)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.515%	0.265%	0.065%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, administration fees and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes into account the effect of the Fund's contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$575	$699	$851	$1,294
Class I	$25	$103	$206	$506
Class K	$7	$39	$94	$256

State Street Global Equity ex-U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssiit_SupplementTextBlock

State Street Institutional Investment Trust

(the "Trust")

State Street Global Equity ex-U.S. Index Fund

(the "Fund")

Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)

SUPPLEMENT DATED JUNE 6, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (the "SAI")

EACH DATED APRIL 30, 2018

Effective June 7, 2018 (the "Effective Date"), the contractual operating expense waiver for the Fund will be reduced, through April 30, 2020, from 0.10% to 0.015% of the Fund's average daily net assets on an annual basis.

Accordingly, on the Effective Date, the Prospectus is revised as follows:

The sub-sections within the Fund Summary entitled "Annual Fund Operating Expenses" on page 14 of the Prospectus and "Expenses" on page 15 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class K
Management Fee	0.060%	0.060%	0.060%
Distribution and/or Shareholder Service (12b-1) Fees	0.250%	0.000%	0.000%
Other Expenses[2]	0.367%	0.367%	0.167%
Total Annual Fund Operating Expenses	0.677%	0.427%	0.227%

Less Fee Waivers and/or Expense Reimbursements[3]	(0.162)%	(0.162)%	(0.162)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.515%	0.265%	0.065%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, administration fees and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes into account the effect of the Fund's contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$575	$699	$851	$1,294
Class I	$25	$103	$206	$506
Class K	$7	$39	$94	$256

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Global Equity ex-U.S. Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.367%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.677%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.162%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.515%
1 year	rr_ExpenseExampleYear01	$ 575
3 years	rr_ExpenseExampleYear03	699
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	$ 1,294
State Street Global Equity ex-U.S. Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.367%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.427%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.162%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.265%
1 year	rr_ExpenseExampleYear01	$ 25
3 years	rr_ExpenseExampleYear03	103
5 years	rr_ExpenseExampleYear05	206
10 years	rr_ExpenseExampleYear10	$ 506
State Street Global Equity ex-U.S. Index Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.06%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.167%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.227%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.162%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.065%
1 year	rr_ExpenseExampleYear01	$ 7
3 years	rr_ExpenseExampleYear03	39
5 years	rr_ExpenseExampleYear05	94
10 years	rr_ExpenseExampleYear10	$ 256

[1]	Other Expenses have been restated to reflect current fees for Class A and Class I shares.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2020 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, administration fees and any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund’s Board of Trustees.